OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2023	2022

Prepaid expenses	$5,388	$6,313
Government authorities	4,410	13,005
Advances to suppliers	3,102	3,439
Derivatives	539	371
Other receivables (*)	12,050	9,442

	$25,489	$32,570

(*) Including mainly insurance receivables, see also note 11.